INVENTORIES (Details 1) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Balance at beginning of year	27,547	21,253
Additions	38,561	27,453
Write-off	(13,807)	(21,159)
Balance at end of year	52,301	27,547